Total revenues and other income - Allocation of transaction price (Details) € in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Jul. 14, 2019 USD ($)	Jul. 14, 2019 EUR (€)	Jul. 14, 2019 EUR (€) Program item	Jul. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€) item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront received	$ 3,950	€ 3,569,800
Estimated significant financing component					€ 44,500
Drug discovery platform revenue period					10 years
Global research and development collaboration term			10 years
Number of molecules | item			6
Number of preclinical programs | Program			20
Period over which to recognize the drug discovery platform revenue					10 years
Maximum extension period for specific program					3 years
Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item					1
Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price					€ (16,184)
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront received				€ 95,000
Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront received					3,569,815
Impact initial valuation of share subscription					85,601
Total transaction price					3,655,416
Allocation to performance obligations					€ 3,593,376
Number of performance obligations exceeding one year | item					2
Period recognized to consideration paid for the platform					10 years
Gilead | Warrant A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price					€ (43,311)
Gilead | Initial Warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price					(2,545)
Gilead | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price					(16,184)
Gilead | GLPG1690
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations					666,967
Gilead | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations					641,663
Gilead | Drug discovery platform (10 years)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations					€ 2,284,747
Gilead | Derivative financial instrument
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item					3
Offsetting short term financial asset (derivative)		€ 85,600	€ 85,600